Provisions - Provision for remediation and mine closure (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Beginning balance	$ 247,427
Final balance	250,507	$ 247,427
Provision for remediation and mine closures [Member]
Provisions
Beginning balance	234,126	259,844
Accretion expense	11,392	11,160
Changes in estimates, (see Note 7)	(8,167)	(36,885)
Exchange rate effect		7
Final balance	$ 237,351	$ 234,126